Collaboration and License Agreements - Summary of Reconciliation of Deferred Costs Related To Collaboration Agreement (Detail) - Collaborative Arrangement [Member] - Predecessor Company [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance	$ 310
Cumulative effect of adoption of accounting standard		$ 687
Costs recognized	$ (310)	(377)
Balance		$ 310